PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about property, plant and equipment [text block] [Table Text Block]
	Computer	Computer	Furniture &	Leasehold	Total
	Hardware	Software	Fixtures	Improvements
Cost
Balance at January 1, 2016	$2,568	$1,759	$998	$1,466	$6,791
Additions	190	431	96	694	1,411
Disposals / Write-Offs	(149)	-	(50)	(1,454)	(1,653)
Balance at December 31, 2016	$2,609	$2,190	$1,044	$706	$6,549
Additions	526	19	188	508	1,241
Disposals / Write-Offs	-	-	(154)	-	(154)
Balance at December 31, 2017	$3,135	$2,209	$1,078	$1,214	$7,636

Depreciation and impairment losses
Balance at January 1, 2016	$2,027	$1,561	$701	$1,036	$5,325
Depreciation for the year	347	190	117	473	1,127
Disposals / Write-Offs	(149)	-	(50)	(1,454)	(1,653)
Balance at December 31, 2016	$2,225	$1,751	$768	$55	$4,799
Depreciation for the year	322	216	129	196	863
Disposals / Write-Offs	-	-	(154)	-	(154)
Balance at December 31, 2017	$2,547	$1,967	$743	$251	$5,508

Carrying amounts
At December 31, 2016	$384	$439	$276	$651	$1,750
At December 31, 2017	$588	$242	$335	$963	$2,128